Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Hotel	Dec. 31, 2017 USD ($) Hotel
Disclosure of detailed information about property, plant and equipment [abstract]
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel	41.00%	43.00%
Number of hotels owned and leased	23	12
Number of opened hotel	23	12
Number of hotels under construction	0	0
Carrying value of property, plant and equipment held under finance leases | $	$ 174	$ 181
Percentage of hotel properties directly owned	25.00%	26.00%
Percentage of hotel properties held under leases for 50 years or longer	53.00%	57.00%